RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

16. RELATED PARTY TRANSACTIONS AND BALANCES

(1)	The relationships between the Group and related party are as follows:

Name of the related party	Relationship
Daqo Group	Daqo Group and the Group are controlled by same group of shareholders.
Zhenjiang Daqo Solar Co. Ltd.(“Zhenjiang Daqo)	An affiliated company which is 100% held by Daqo Group
Daqo Solar Co. Ltd (“Daqo Solar”)	An affiliated company which is 100% held by Daqo Group
Nanjing Daqo New Energy Co.,Ltd.(“Nanjing Daqo”)	An affiliated company which was 100% held by the Group before September 28, 2012 and is 100% held by Daqo Group since September 28, 2012
Daqo Xinjiang Investment Co., Ltd. ("Xinjiang Daqo Investment")	An affiliated company which is 100% held by Daqo Group
Daqo New Material Co., Ltd. ("Daqo New Material")	An affiliated company which is 100% held by Daqo Group, and was consolidated by the Company as VIE on December 31, 2013
Chongqing Daqo Tailai Electric Co., Ltd. (“Chongqing Daqo Tailai”)	An affiliated company which is 100% held by Daqo Group
Nanjing Daqo Transformer Systems Co., Ltd. (“Nanjing Daqo Transformer”)	An affiliated company which is 100% held by Daqo Group
Jiangsu Daqo Changjiang Electric Co., Ltd. (“Jiangsu Daqo”)	An affiliated company which is 100% held by Daqo Group
Nanjing Daqo Electric Co., Ltd. (“Nanjing Daqo Electric”)	An affiliated company which is 100% held by Daqo Group
Zhenjiang Klockner-Moeller Electrical Systems Co., Ltd. (“Zhenjiang Moeller”)	An affiliated company which is 100% held by Daqo Group
Nanjing Intelligent Apparatus Co., Ltd. (“Intelligent Apparatus”)	An affiliated company which is 100% held by Daqo Group
Nanjing Intelligent Software Co., Ltd. (“Intelligent Software”)	An affiliated company which is 100% held by Daqo Group
Daqo Investment Co., Ltd. (“Daqo Investment”)	An affiliated company which is 100% held by Daqo Group

Shanghai Sailfar Electric Technology Co., Ltd. (“Daqo Sailfar”)

Jiangsu Daquan High Voltage Switchgear Co.,Ltd.( “Jiangsu Daquan High Voltage”)

Jiangsu Daqo Kai-fan Electric Co.,Ltd. ( “Jiangsu Daqo Kai-fan”)

Zhenjiang Electric Equipment Co.,Ltd. ( “Zhenjiang Electric”)

An affiliated company which is 100% held by Daqo Group

An affiliated company which is 75%  held by Daqo Group

An affiliated company which is 100% held by Daqo Group

An affiliated company which is 100% held by Daqo Group

(2)	Related party balances:

The balances due from related parties mainly included the amount due from Zhenjiang Daqo for sales of wafer and polysilicon and Daqo Group for the proceeds from deposition consideration of Nanjing Daqo. Such balances are unsecured, interest-free, and are payable on demand. The balances are as follows:

	December 31,
	2014	2015
Amounts due from related parties
Zhenjiang Daqo	$4,551,846	$229,989
Daqo Group	5,110,085	-
Others	325,037	54,644

Total	$9,986,968	$284,633

Interest free loans due to related parties received primarily for working capital purposes from Daqo Solar, Xinjiang Daqo Investment and Daqo New Material, wholly-owned subsidiaries of Daqo Group. The balances are payable on demand and are as follows:

	December 31,
	2014	2015
Amounts due to related parties
Daqo Solar	$54,275,617	$37,390,575
Xinjiang Daqo investment	23,104,709	3,146,054
Daqo New Material	4,950,746	5,563,165
Chongqing Daqo Tailai	1,755,326	144,102
Nanjing Daqo Transformer	1,595,659	-
Daqo Group	1,339,128	33,758
Jiangsu Daqo	1,200,018	-
Nanjing Daqo Electric	742,747	-
Others*	734,201	118,873

Total	$89,698,151	$46,396,527

*	The remaining balance of amounts due to related parties of $118,873 as of December 31, 2015 was comprised of Zhenjiang Moeller and Daqo Sailfar in the amount of $107,771 and $11,102, respectively.

  The transactions with Daqo Group and its subsidiaries were as follows:

	Transaction	Year Ended December 31,
Name of Related parties	Nature	2013	2014	2015
Daqo Group	Purchase-Fixed asset	—	486,948	-
	Proceeds from interest free loans	813,105	10,821,462	15,043,550
	Repayment of interest free loans	813,105	8,115,813	20,217,257
Zhenjiang Daqo	Sales	13,471,866	9,554,320	11,111,239
Daqo Solar	Sales	—	9,595,680	783,705
	Proceeds from interest free loans	76,881,392	157,241,390	127,060,826
	Repayment of interest free loans	28,379,678	166,231,092	151,990,672
Nanjing Daqo	Sales	—	112	-
	Proceeds from interest free loans	—	973,898	13,456,861
	Repayment of interest free loans	—	2,921,693	13,456,861
Xinjiang Daqo Investment	Proceeds from interest free loans	58,389,643	98,367,234	72,946,700
	Repayment of interest free loans	40,193,785	93,219,846	73,252,506
Daqo New Material	Proceeds from interest free loans	—	7,729,501	11,082,241
	Repayment of interest free loans	—	4,600,117	11,285,114
	Rental expense	—	1,071,287	1,050,661
Chongqing Daqo Tailai	Purchase-Fixed asset	-	2,724,790	375,528
	Purchase-Raw material	-	-	9,938
	Income from disposal of fixed assets	-	-	6,458
	Proceeds from interest free loans	-	-	6,367,640
	Repayment of interest free loans	-	-	6,367,640
Others subsidiaries under Daqo Group	Proceeds from interest free loans	—	636	-
	Repayment of interest free loans	-	-	5,296
	Purchase-Fixed asset*	157,742	3,989,686	3,488,330
	Purchase-Raw material	—	—	22,817
Total	Sales	$13,471,866	$19,150,112	$11,894,944
	Income from disposal of fixed assets	$—	$—	$6,458
	Purchase-Fixed asset	$157,742	$7,201,424	$3,863,858
	Purchase-Raw material	$—	$—	$32,755
	Rental expense	$—	$1,071,287	$1,050,661
	Proceeds from interest free loans	$136,084,140	$275,134,122	$245,957,818
	Repayment of interest free loans	$69,386,568	$275,088,560	$276,575,346

*
The purchase of fixed assets of $3,488,330 was comprised of Nanjing Daqo Electric, Nanjing Daqo Transformer, Zhenjiang Moeller, Jiangsu Daqo, Jiangsu Daqo High Voltage Switchgear, Intelligent Apparatus in the amount of $93,795, $448,184, $2,005,617, $11,423, $483,764, $445,547 respectively.